Intangible assets, royalties, and goodwill - Intangible assets (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		10 years 2 months 12 days
Gross Carrying Amount	$ 14,690	$ 14,690	$ 14,690
Accumulated Amortization	(1,958)	(1,575)	(49)
Net Carrying Amount	$ 12,732	$ 13,115	14,641
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Gross Carrying Amount	$ 7,190	$ 7,190	7,190
Accumulated Amortization	(1,317)	(1,059)	(35)
Net Carrying Amount	$ 5,873	$ 6,131	7,155
Trade name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	15 years	15 years
Gross Carrying Amount	$ 7,500	$ 7,500	7,500
Accumulated Amortization	(641)	(516)	(14)
Net Carrying Amount	$ 6,859	$ 6,984	$ 7,486